Note 7 - Balance Sheet Disclosures - Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Sublease asset	€ 143	€ 0
PayPal reserve	0	395
Receivables from crowdfunding and deposits	0	162
Debtors creditors	13	463
Current trade receivables	0	24
Other	0	90
Total	156	1,134
Prepaid expenses	123	4,071
VAT and other taxes	146	6,739
Other	0	145
Total	266	24,215
Development services [member]
Statement Line Items [Line Items]
Prepayments	0	4,019
Property, plant and equipment [member]
Statement Line Items [Line Items]
Prepayments	€ 0	€ 9,241